Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)		3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative warrant liabilities beginning		$ 18,728,050
Issuance of Public and Private Warrants – over-allotment		1,651,460
Transfer of Public Warrants to Level 1 Measurement		(10,607,720)
Issuance of Public and Private Warrants	19,042,300
Change in fair value of derivative warrant liabilities	(314,250)	7,486,420
Derivative warrant liabilities ending	$ 18,728,050	$ 17,258,210